Quarterly Report
December 31, 2019
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.5%
AT&T, Inc.	7,786,960	$304,314,397
CenturyLink, Inc.	8,225,696	108,661,444
Verizon Communications, Inc.	4,899,372	300,821,441
		713,797,282
ENTERTAINMENT — 20.4%
Activision Blizzard, Inc.	5,079,832	301,843,618
Electronic Arts, Inc. (a)	2,446,685	263,043,104
Live Nation Entertainment, Inc. (a) (b)	1,180,860	84,396,064
Netflix, Inc. (a)	997,434	322,739,719
Take-Two Interactive Software, Inc. (a)	948,306	116,101,104
Walt Disney Co.	2,035,352	294,372,960
		1,382,496,569
INTERACTIVE MEDIA & SERVICES — 44.6%
Alphabet, Inc. Class A (a)	565,547	757,487,996
Alphabet, Inc. Class C (a)	564,181	754,321,281
Facebook, Inc. Class A (a)	6,381,608	1,309,825,042
Twitter, Inc. (a)	6,505,765	208,509,768
		3,030,144,087
MEDIA — 21.3%
Charter Communications, Inc. Class A (a)	626,814	304,054,935
Comcast Corp. Class A	6,836,374	307,431,739
Discovery, Inc. Class A (a) (b)	1,324,365	43,359,710
Discovery, Inc. Class C (a)	2,810,767	85,700,286
DISH Network Corp. Class A (a)	2,136,748	75,790,452
Fox Corp. Class A	2,969,823	110,091,339
Fox Corp. Class B	1,360,506	49,522,418
Interpublic Group of Cos., Inc.	3,244,525	74,948,527
News Corp. Class A	3,256,034	46,040,321
News Corp. Class B	1,020,433	14,806,483
Security Description	Shares	Value
Omnicom Group, Inc.	1,824,568	$147,826,499
ViacomCBS, Inc. Class B	4,528,491	190,060,767
		1,449,633,476
WIRELESS TELECOMMUNICATION SERVICES — 3.1%
T-Mobile US, Inc. (a)	2,652,718	208,026,146
TOTAL COMMON STOCKS (Cost $6,524,797,266)		6,784,097,560
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	432,897	432,940
State Street Navigator Securities Lending Portfolio II (e) (f)	11,206,427	11,206,427
TOTAL SHORT-TERM INVESTMENTS (Cost $11,639,352)		11,639,367
TOTAL INVESTMENTS — 100.1% (Cost $6,536,436,618)		6,795,736,927
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(8,235,218)
NET ASSETS — 100.0%		$6,787,501,709
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,784,097,560	$—	$—	$6,784,097,560
Short-Term Investments	11,639,367	—	—	11,639,367
TOTAL INVESTMENTS	$6,795,736,927	$—	$—	$6,795,736,927
See accompanying notes to schedule of investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,889,562	$4,890,051	$30,160,095	$34,616,543	$(679)	$16	432,897	$432,940	$26,305
State Street Navigator Securities Lending Portfolio II	4,017,892	4,017,892	27,869,402	20,680,867	—	—	11,206,427	11,206,427	15,402
Total		$8,907,943	$58,029,497	$55,297,410	$(679)	$16		$11,639,367	$41,707
See accompanying notes to schedule of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.4%
Aptiv PLC	1,517,509	$144,117,830
BorgWarner, Inc.	1,227,441	53,246,390
		197,364,220
AUTOMOBILES — 3.7%
Ford Motor Co.	23,147,561	215,272,317
General Motors Co.	7,473,969	273,547,266
Harley-Davidson, Inc. (a)	917,128	34,107,990
		522,927,573
DISTRIBUTORS — 1.1%
Genuine Parts Co.	863,706	91,751,488
LKQ Corp. (b)	1,821,695	65,034,512
		156,786,000
DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc. (a)	1,160,578	27,250,371
HOTELS, RESTAURANTS & LEISURE — 20.7%
Carnival Corp.	2,381,097	121,031,160
Chipotle Mexican Grill, Inc. (b)	151,990	127,232,349
Darden Restaurants, Inc.	728,770	79,443,218
Hilton Worldwide Holdings, Inc.	1,677,265	186,025,461
Las Vegas Sands Corp.	2,008,802	138,687,690
Marriott International, Inc. Class A	1,613,045	244,263,404
McDonald's Corp.	4,476,603	884,621,519
MGM Resorts International	3,061,237	101,847,355
Norwegian Cruise Line Holdings, Ltd. (b)	1,264,660	73,868,791
Royal Caribbean Cruises, Ltd.	1,021,815	136,422,521
Starbucks Corp.	7,020,280	617,223,018
Wynn Resorts, Ltd.	574,345	79,759,290
Yum! Brands, Inc.	1,797,922	181,104,683
		2,971,530,459
HOUSEHOLD DURABLES — 4.2%
D.R. Horton, Inc.	1,993,265	105,144,729
Garmin, Ltd.	858,853	83,789,699
Leggett & Platt, Inc. (a)	782,358	39,767,257
Lennar Corp. Class A	1,663,727	92,819,329
Mohawk Industries, Inc. (b)	353,390	48,195,328
Newell Brands, Inc.	2,265,171	43,536,587
NVR, Inc. (b)	20,646	78,628,433
PulteGroup, Inc.	1,514,290	58,754,452
Whirlpool Corp. (a)	375,691	55,425,693
		606,061,507
INTERNET & DIRECT MARKETING RETAIL — 28.9%
Amazon.com, Inc. (b)	1,831,350	3,384,041,784
Booking Holdings, Inc. (b)	248,763	510,892,036
eBay, Inc.	4,545,750	164,147,032
Expedia Group, Inc.	830,678	89,829,519
		4,148,910,371
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Hasbro, Inc.	756,406	$79,884,038
MULTILINE RETAIL — 6.0%
Dollar General Corp.	1,513,367	236,054,985
Dollar Tree, Inc. (b)	1,406,820	132,311,421
Kohl's Corp.	930,746	47,421,509
Macy's, Inc. (a)	1,836,758	31,224,886
Nordstrom, Inc. (a)	636,774	26,063,160
Target Corp.	3,012,211	386,195,572
		859,271,533
SPECIALTY RETAIL — 24.9%
Advance Auto Parts, Inc.	411,687	65,935,790
AutoZone, Inc. (b)	141,679	168,783,610
Best Buy Co., Inc.	1,353,665	118,851,787
CarMax, Inc. (a) (b)	977,432	85,691,463
Gap, Inc. (a)	1,264,794	22,361,558
Home Depot, Inc.	6,484,228	1,416,025,711
L Brands, Inc. (a)	1,380,514	25,014,914
Lowe's Cos., Inc.	4,556,208	545,651,470
O'Reilly Automotive, Inc. (b)	449,699	197,085,084
Ross Stores, Inc.	2,150,293	250,337,111
Tiffany & Co.	641,711	85,764,675
TJX Cos., Inc.	7,208,472	440,149,300
Tractor Supply Co.	703,744	65,757,839
Ulta Salon Cosmetics & Fragrance, Inc. (b)	339,803	86,017,731
		3,573,428,043
TEXTILES, APPAREL & LUXURY GOODS — 8.2%
Capri Holdings, Ltd. (b)	901,314	34,385,129
Hanesbrands, Inc. (a)	2,150,046	31,928,183
NIKE, Inc. Class B	7,406,764	750,379,261
PVH Corp.	440,698	46,339,395
Ralph Lauren Corp.	295,697	34,661,602
Tapestry, Inc.	1,640,256	44,237,704
Under Armour, Inc. Class A (a) (b)	1,118,776	24,165,562
Under Armour, Inc. Class C (a) (b)	1,156,629	22,184,144
VF Corp.	1,946,698	194,007,923
		1,182,288,903
TOTAL COMMON STOCKS (Cost $14,554,412,463)		14,325,703,018
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	6,996,972	6,997,672

See accompanying notes to schedule of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	31,791,203	$31,791,203
TOTAL SHORT-TERM INVESTMENTS (Cost $38,788,875)		38,788,875
TOTAL INVESTMENTS — 100.2% (Cost $14,593,201,338)		14,364,491,893
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(26,957,564)
NET ASSETS — 100.0%		$14,337,534,329

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,325,703,018	$—	$—	$14,325,703,018
Short-Term Investments	38,788,875	—	—	38,788,875
TOTAL INVESTMENTS	$14,364,491,893	$—	$—	$14,364,491,893
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,102,149	$10,103,159	$63,145,061	$66,250,192	$(356)	$—	6,996,972	$6,997,672	$40,004
State Street Navigator Securities Lending Portfolio II	84,833,593	84,833,593	138,111,561	191,153,951	—	—	31,791,203	31,791,203	113,621
Total		$94,936,752	$201,256,622	$257,404,143	$(356)	$—		$38,788,875	$153,625
See accompanying notes to schedule of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BEVERAGES — 25.5%
Brown-Forman Corp. Class B (a)	1,459,751	$98,679,168
Coca-Cola Co.	26,979,619	1,493,321,912
Constellation Brands, Inc. Class A	1,340,040	254,272,590
Molson Coors Brewing Co. Class B (a)	1,504,980	81,118,422
Monster Beverage Corp. (b)	3,058,513	194,368,501
PepsiCo, Inc.	9,756,417	1,333,409,511
		3,455,170,104
FOOD & STAPLES RETAILING — 19.8%
Costco Wholesale Corp.	2,060,269	605,554,265
Kroger Co.	6,425,418	186,272,868
Sysco Corp.	4,082,856	349,247,502
Walmart, Inc.	9,925,240	1,179,515,522
Walgreens Boots Alliance, Inc.	5,999,288	353,718,020
		2,674,308,177
FOOD PRODUCTS — 18.1%
Archer-Daniels-Midland Co.	4,460,014	206,721,649
Campbell Soup Co. (a)	1,353,421	66,886,066
Conagra Brands, Inc.	3,898,953	133,500,151
General Mills, Inc.	4,835,734	259,001,913
Hershey Co.	1,188,198	174,641,342
Hormel Foods Corp. (a)	2,227,809	100,496,464
J.M. Smucker Co.	913,722	95,145,872
Kellogg Co.	1,994,867	137,965,002
Kraft Heinz Co.	4,989,587	160,315,430
Lamb Weston Holdings, Inc.	1,170,215	100,673,596
McCormick & Co., Inc.	989,940	168,022,516
Mondelez International, Inc. Class A	11,523,529	634,715,977
Tyson Foods, Inc. Class A	2,364,925	215,302,772
		2,453,388,750
HOUSEHOLD PRODUCTS — 24.5%
Church & Dwight Co., Inc.	1,966,126	138,297,303
Clorox Co.	1,005,542	154,390,919
Colgate-Palmolive Co.	6,858,774	472,158,002
Kimberly-Clark Corp.	2,743,227	377,330,874
Procter & Gamble Co.	17,449,037	2,179,384,721
		3,321,561,819
Security Description	Shares	Value
PERSONAL PRODUCTS — 2.9%
Coty, Inc. Class A (a)	2,368,070	$26,640,787
Estee Lauder Cos., Inc. Class A	1,780,990	367,845,675
		394,486,462
TOBACCO — 8.9%
Altria Group, Inc.	11,988,584	598,350,228
Philip Morris International, Inc.	7,102,181	604,324,581
		1,202,674,809
TOTAL COMMON STOCKS (Cost $13,712,467,770)		13,501,590,121
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	2,327,957	2,328,190
State Street Navigator Securities Lending Portfolio II (e) (f)	34,642,234	34,642,234
TOTAL SHORT-TERM INVESTMENTS (Cost $36,970,424)		36,970,424
TOTAL INVESTMENTS — 100.0% (Cost $13,749,438,194)		13,538,560,545
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		5,206,038
NET ASSETS — 100.0%		$13,543,766,583
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,501,590,121	$—	$—	$13,501,590,121
Short-Term Investments	36,970,424	—	—	36,970,424
TOTAL INVESTMENTS	$13,538,560,545	$—	$—	$13,538,560,545
See accompanying notes to schedule of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	637,217	$637,281	$181,472,532	$179,777,343	$(4,280)	$—	2,327,957	$2,328,190	$84,452
State Street Navigator Securities Lending Portfolio II	121,441,491	121,441,491	211,160,622	297,959,879	—	—	34,642,234	34,642,234	118,442
Total		$122,078,772	$392,633,154	$477,737,222	$(4,280)	$—		$36,970,424	$202,894
See accompanying notes to schedule of investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 10.3%
Baker Hughes Co.	6,777,195	$173,699,508
Halliburton Co.	9,154,333	224,006,528
Helmerich & Payne, Inc.	1,123,477	51,039,560
National Oilwell Varco, Inc.	4,023,658	100,792,633
Schlumberger, Ltd.	12,233,544	491,788,469
TechnipFMC PLC	4,382,493	93,960,650
		1,135,287,348
OIL, GAS & CONSUMABLE FUELS — 89.5%
Apache Corp. (a)	3,921,523	100,351,774
Cabot Oil & Gas Corp.	4,254,139	74,064,560
Chevron Corp.	18,561,056	2,236,792,858
Cimarex Energy Co. (a)	1,061,745	55,730,995
Concho Resources, Inc.	2,096,546	183,594,533
ConocoPhillips	7,609,356	494,836,421
Devon Energy Corp.	4,035,848	104,810,973
Diamondback Energy, Inc. (a)	1,684,863	156,456,378
EOG Resources, Inc.	6,067,044	508,175,605
Exxon Mobil Corp.	35,224,120	2,457,939,094
Hess Corp. (a)	2,701,065	180,458,153
HollyFrontier Corp.	1,556,542	78,932,245
Kinder Morgan, Inc.	20,313,583	430,038,552
Marathon Oil Corp.	8,342,189	113,286,927
Marathon Petroleum Corp.	6,771,438	407,979,139
Noble Energy, Inc.	4,987,990	123,901,672
Occidental Petroleum Corp.	9,316,074	383,915,409
ONEOK, Inc.	4,307,860	325,975,766
Phillips 66	4,222,487	470,427,277
Pioneer Natural Resources Co.	1,726,881	261,397,977
Security Description	Shares	Value
Valero Energy Corp.	4,279,857	$400,808,608
Williams Cos., Inc.	12,640,011	299,821,061
		9,849,695,977
TOTAL COMMON STOCKS (Cost $14,583,832,302)		10,984,983,325
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b) (c)	344,695,198	344,729,667
State Street Navigator Securities Lending Portfolio II (d) (e)	26,994,693	26,994,693
TOTAL SHORT-TERM INVESTMENTS (Cost $371,724,360)		371,724,360
TOTAL INVESTMENTS — 103.2% (Cost $14,955,556,662)		11,356,707,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(347,079,415)
NET ASSETS — 100.0%		$11,009,628,270
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,984,983,325	$—	$—	$10,984,983,325
Short-Term Investments	371,724,360	—	—	371,724,360
TOTAL INVESTMENTS	$11,356,707,685	$—	$—	$11,356,707,685
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,896,062	$12,897,352	$509,389,374	$177,554,626	$(2,431)	$(2)	344,695,198	$344,729,667	$89,390
State Street Navigator Securities Lending Portfolio II	4,960,705	4,960,705	178,611,233	156,577,245	—	—	26,994,693	26,994,693	13,894
Total		$17,858,057	$688,000,607	$334,131,871	$(2,431)	$(2)		$371,724,360	$103,284
See accompanying notes to schedule of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 43.4%
Bank of America Corp.	56,913,084	$2,004,478,819
Citigroup, Inc.	15,349,044	1,226,235,125
Citizens Financial Group, Inc.	3,056,102	124,108,302
Comerica, Inc.	1,013,368	72,709,154
Fifth Third Bancorp	4,988,980	153,361,245
First Republic Bank (a)	1,184,497	139,119,173
Huntington Bancshares, Inc.	7,260,852	109,493,648
JPMorgan Chase & Co.	22,050,040	3,073,775,576
KeyCorp	6,924,596	140,153,823
M&T Bank Corp.	927,160	157,385,410
People's United Financial, Inc.	3,122,425	52,768,983
PNC Financial Services Group, Inc.	3,080,861	491,797,841
Regions Financial Corp.	6,781,728	116,374,452
SVB Financial Group (b)	362,405	90,978,151
Truist Financial Corp.	9,428,106	530,990,930
US Bancorp	9,991,613	592,402,735
Wells Fargo & Co.	27,057,077	1,455,670,743
Zions Bancorp NA (a)	1,197,926	62,196,318
		10,594,000,428
CAPITAL MARKETS — 20.7%
Ameriprise Financial, Inc.	890,962	148,416,450
Bank of New York Mellon Corp.	5,900,118	296,952,939
BlackRock, Inc.	829,528	417,003,725
Cboe Global Markets, Inc.	779,641	93,556,920
Charles Schwab Corp.	8,037,734	382,274,629
CME Group, Inc.	2,519,422	505,698,384
E*TRADE Financial Corp.	1,588,545	72,072,287
Franklin Resources, Inc. (a)	1,960,603	50,936,466
Goldman Sachs Group, Inc.	2,240,902	515,250,597
Intercontinental Exchange, Inc.	3,914,865	362,320,756
Invesco, Ltd. (a)	2,616,815	47,050,334
MarketAxess Holdings, Inc.	266,394	100,992,629
Moody's Corp.	1,141,521	271,008,501
Morgan Stanley	8,647,964	442,083,920
MSCI, Inc.	594,975	153,610,645
Nasdaq, Inc.	806,556	86,382,147
Northern Trust Corp.	1,489,618	158,257,016
Raymond James Financial, Inc.	867,728	77,626,947
S&P Global, Inc.	1,718,760	469,307,418
State Street Corp. (c)	2,556,811	202,243,750
T Rowe Price Group, Inc.	1,642,380	200,107,579
		5,053,154,039
CONSUMER FINANCE — 5.2%
American Express Co.	4,716,812	587,195,926
Capital One Financial Corp.	3,273,740	336,900,583
Discover Financial Services	2,203,866	186,931,914
Synchrony Financial	4,179,204	150,493,136
		1,261,521,559
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 12.7%
Berkshire Hathaway, Inc. Class B (b)	13,751,436	$3,114,700,254
INSURANCE — 17.8%
Aflac, Inc.	5,159,994	272,963,683
Allstate Corp.	2,277,209	256,072,152
American International Group, Inc.	6,115,995	313,934,023
Aon PLC	1,645,926	342,829,927
Arthur J Gallagher & Co.	1,311,005	124,847,006
Assurant, Inc.	426,201	55,866,427
Chubb, Ltd.	3,186,213	495,965,916
Cincinnati Financial Corp.	1,068,643	112,367,811
Everest Re Group, Ltd.	286,842	79,409,339
Globe Life, Inc.	700,631	73,741,413
Hartford Financial Services Group, Inc.	2,533,789	153,978,357
Lincoln National Corp.	1,394,281	82,276,522
Loews Corp.	1,797,737	94,363,215
Marsh & McLennan Cos., Inc.	3,547,852	395,266,191
MetLife, Inc.	5,495,248	280,092,791
Principal Financial Group, Inc.	1,814,900	99,819,500
Progressive Corp.	4,110,510	297,559,819
Prudential Financial, Inc.	2,826,685	264,973,452
Travelers Cos., Inc.	1,814,018	248,429,765
Unum Group	1,449,521	42,268,032
Willis Towers Watson PLC	903,923	182,538,211
WR Berkley Corp.	1,020,577	70,521,871
		4,340,085,423
TOTAL COMMON STOCKS (Cost $23,367,183,948)		24,363,461,703
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	43,354,554	43,358,890
State Street Navigator Securities Lending Portfolio II (c) (f)	11,812,642	11,812,642
TOTAL SHORT-TERM INVESTMENTS (Cost $55,170,939)		55,171,532
TOTAL INVESTMENTS — 100.0% (Cost $23,422,354,887)		24,418,633,235
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		7,077,528
NET ASSETS — 100.0%		$24,425,710,763
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,363,461,703	$—	$—	$24,363,461,703
Short-Term Investments	55,171,532	—	—	55,171,532
TOTAL INVESTMENTS	$24,418,633,235	$—	$—	$24,418,633,235
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	2,622,937	$155,251,641	$43,971,474	$52,221,489	$4,094,592	$51,147,532	2,556,811	$202,243,750	$1,329,039
State Street Institutional Liquid Reserves Fund, Premier Class	31,507,466	31,510,617	250,533,949	238,687,337	2,110	(449)	43,354,554	43,358,890	113,020
State Street Navigator Securities Lending Portfolio II	18,432,206	18,432,206	123,479,390	130,098,954	—	—	11,812,642	11,812,642	23,404
Total		$205,194,464	$417,984,813	$421,007,780	$4,096,702	$51,147,083		$257,415,282	$1,465,463
See accompanying notes to schedule of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 14.1%
AbbVie, Inc.	7,817,616	$692,171,721
Alexion Pharmaceuticals, Inc. (a)	1,169,894	126,524,036
Amgen, Inc.	3,141,092	757,223,048
Biogen, Inc. (a)	953,900	283,050,747
Gilead Sciences, Inc.	6,688,044	434,589,099
Incyte Corp. (a)	944,852	82,504,477
Regeneron Pharmaceuticals, Inc. (a)	422,930	158,801,756
Vertex Pharmaceuticals, Inc. (a)	1,360,405	297,860,675
		2,832,725,559
HEALTH CARE EQUIPMENT & SUPPLIES — 25.1%
Abbott Laboratories	9,343,141	811,545,227
ABIOMED, Inc. (a)	240,049	40,949,959
Align Technology, Inc. (a)	379,157	105,799,969
Baxter International, Inc.	2,702,264	225,963,316
Becton Dickinson and Co.	1,428,860	388,607,054
Boston Scientific Corp. (a)	7,372,746	333,395,574
Cooper Cos., Inc.	262,434	84,317,420
Danaher Corp.	3,379,314	518,657,113
DENTSPLY SIRONA, Inc.	1,175,761	66,536,315
Edwards Lifesciences Corp. (a)	1,100,734	256,790,235
Hologic, Inc. (a)	1,414,859	73,869,788
IDEXX Laboratories, Inc. (a)	453,455	118,410,704
Intuitive Surgical, Inc. (a)	610,008	360,606,229
Medtronic PLC	7,085,790	803,882,876
ResMed, Inc.	760,436	117,844,767
STERIS PLC	448,164	68,309,157
Stryker Corp.	1,698,277	356,536,273
Teleflex, Inc.	244,776	92,143,478
Varian Medical Systems, Inc. (a)	481,886	68,432,631
Zimmer Biomet Holdings, Inc.	1,086,684	162,654,861
		5,055,252,946
HEALTH CARE PROVIDERS & SERVICES — 20.3%
AmerisourceBergen Corp.	794,655	67,561,568
Anthem, Inc.	1,340,398	404,840,408
Cardinal Health, Inc.	1,546,175	78,205,531
Centene Corp. (a) (b)	2,189,115	137,629,660
Cigna Corp.	1,974,122	403,688,208
CVS Health Corp.	6,883,313	511,361,323
DaVita, Inc. (a)	474,073	35,569,697
HCA Healthcare, Inc.	1,398,597	206,726,623
Henry Schein, Inc. (a)	775,735	51,757,039
Humana, Inc.	700,038	256,577,928
Laboratory Corp. of America Holdings (a)	513,303	86,835,469
McKesson Corp.	952,514	131,751,736
Quest Diagnostics, Inc.	712,739	76,113,398
UnitedHealth Group, Inc.	5,008,382	1,472,364,140
Universal Health Services, Inc. Class B	424,641	60,918,998
Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	266,267	$87,924,026
		4,069,825,752
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	1,660,492	121,863,508
LIFE SCIENCES TOOLS & SERVICES — 7.3%
Agilent Technologies, Inc.	1,637,895	139,728,822
Illumina, Inc. (a)	777,982	258,087,749
IQVIA Holdings, Inc. (a)	953,943	147,393,733
Mettler-Toledo International, Inc. (a)	128,718	102,109,415
PerkinElmer, Inc. (b)	587,889	57,084,022
Thermo Fisher Scientific, Inc.	2,119,709	688,629,863
Waters Corp. (a) (b)	340,650	79,592,872
		1,472,626,476
PHARMACEUTICALS — 32.5%
Allergan PLC	1,736,187	331,906,869
Bristol-Myers Squibb Co.	12,392,318	795,462,892
Eli Lilly & Co.	4,466,590	587,043,924
Johnson & Johnson	13,913,069	2,029,499,375
Merck & Co., Inc.	13,459,080	1,224,103,326
Mylan NV (a)	2,730,426	54,881,562
Perrigo Co. PLC (b)	720,080	37,199,333
Pfizer, Inc.	29,255,596	1,146,234,251
Zoetis, Inc.	2,517,942	333,249,624
		6,539,581,156
TOTAL COMMON STOCKS (Cost $19,817,555,877)		20,091,875,397
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	142,016,089	142,030,291
State Street Navigator Securities Lending Portfolio II (e) (f)	6,544,571	6,544,571
TOTAL SHORT-TERM INVESTMENTS (Cost $148,574,439)		148,574,862
TOTAL INVESTMENTS — 100.6% (Cost $19,966,130,316)		20,240,450,259
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(123,840,905)
NET ASSETS — 100.0%		$20,116,609,354
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,091,875,397	$—	$—	$20,091,875,397
Short-Term Investments	148,574,862	—	—	148,574,862
TOTAL INVESTMENTS	$20,240,450,259	$—	$—	$20,240,450,259
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,480,331	$12,481,579	$239,401,879	$109,853,601	$422	$12	142,016,089	$142,030,291	$195,568
State Street Navigator Securities Lending Portfolio II	28,805,353	28,805,353	915,669,570	937,930,352	—	—	6,544,571	6,544,571	435,388
Total		$41,286,932	$1,155,071,449	$1,047,783,953	$422	$12		$148,574,862	$630,956
See accompanying notes to schedule of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 26.9%
Arconic, Inc.	1,664,439	$51,214,788
Boeing Co.	2,309,089	752,208,833
General Dynamics Corp.	1,012,128	178,488,773
Huntington Ingalls Industries, Inc.	177,652	44,569,334
L3Harris Technologies, Inc.	954,801	188,926,474
Lockheed Martin Corp.	1,072,050	417,434,829
Northrop Grumman Corp.	676,163	232,579,787
Raytheon Co.	1,202,756	264,293,603
Textron, Inc.	988,785	44,099,811
TransDigm Group, Inc. (a)	215,123	120,468,880
United Technologies Corp.	3,504,060	524,768,025
		2,819,053,137
AIR FREIGHT & LOGISTICS — 5.9%
C.H. Robinson Worldwide, Inc. (a)	581,741	45,492,146
Expeditors International of Washington, Inc.	733,563	57,232,586
FedEx Corp.	1,036,743	156,765,909
United Parcel Service, Inc. Class B	3,026,483	354,280,100
		613,770,741
AIRLINES — 4.0%
Alaska Air Group, Inc.	529,729	35,889,140
American Airlines Group, Inc. (a)	1,683,813	48,291,757
Delta Air Lines, Inc.	2,486,599	145,416,309
Southwest Airlines Co.	2,045,700	110,426,886
United Airlines Holdings, Inc. (b)	939,932	82,798,610
		422,822,702
BUILDING PRODUCTS — 3.0%
Allegion PLC	401,186	49,963,704
AO Smith Corp.	594,517	28,322,790
Fortune Brands Home & Security, Inc.	601,102	39,276,005
Johnson Controls International PLC	3,331,779	135,636,723
Masco Corp.	1,227,045	58,885,890
		312,085,112
COMMERCIAL SERVICES & SUPPLIES — 4.5%
Cintas Corp.	362,102	97,434,406
Copart, Inc. (b)	883,458	80,341,671
Republic Services, Inc.	909,661	81,532,915
Rollins, Inc. (a)	606,242	20,102,985
Waste Management, Inc.	1,685,667	192,098,611
		471,510,588
CONSTRUCTION & ENGINEERING — 0.7%
Jacobs Engineering Group, Inc.	585,197	52,568,247
Quanta Services, Inc.	612,121	24,919,446
		77,487,693
ELECTRICAL EQUIPMENT — 5.4%
AMETEK, Inc.	987,251	98,468,415
Eaton Corp. PLC	1,785,461	169,118,866
Security Description	Shares	Value
Emerson Electric Co.	2,630,866	$200,629,841
Rockwell Automation, Inc.	499,060	101,144,490
		569,361,612
INDUSTRIAL CONGLOMERATES — 14.9%
3M Co.	2,483,653	438,166,062
General Electric Co.	37,719,760	420,952,522
Honeywell International, Inc.	3,086,021	546,225,717
Roper Technologies, Inc.	449,454	159,210,090
		1,564,554,391
MACHINERY — 17.8%
Caterpillar, Inc.	2,386,894	352,496,506
Cummins, Inc.	661,691	118,416,221
Deere & Co.	1,359,897	235,615,754
Dover Corp.	627,394	72,313,432
Flowserve Corp.	563,675	28,054,105
Fortive Corp.	1,276,257	97,493,272
IDEX Corp.	328,510	56,503,720
Illinois Tool Works, Inc.	1,264,865	227,207,700
Ingersoll-Rand PLC	1,034,820	137,548,274
PACCAR, Inc.	1,493,851	118,163,614
Parker-Hannifin Corp.	554,872	114,203,755
Pentair PLC	723,142	33,170,524
Snap-on, Inc.	237,177	40,177,784
Stanley Black & Decker, Inc.	656,574	108,820,575
Westinghouse Air Brake Technologies Corp. (a)	786,525	61,191,645
Xylem, Inc.	777,730	61,277,347
		1,862,654,228
PROFESSIONAL SERVICES — 3.6%
Equifax, Inc.	522,958	73,276,875
IHS Markit, Ltd. (b)	1,731,839	130,494,069
Nielsen Holdings PLC	1,528,242	31,023,313
Robert Half International, Inc.	505,115	31,898,012
Verisk Analytics, Inc.	707,715	105,690,158
		372,382,427
ROAD & RAIL — 11.1%
CSX Corp.	3,358,614	243,029,309
JB Hunt Transport Services, Inc.	367,036	42,862,464
Kansas City Southern	428,101	65,567,949
Norfolk Southern Corp.	1,126,129	218,615,423
Old Dominion Freight Line, Inc.	275,263	52,239,412
Union Pacific Corp.	2,998,257	542,054,883
		1,164,369,440
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Fastenal Co.	2,477,022	91,525,963
United Rentals, Inc. (b)	324,583	54,130,707
W.W. Grainger, Inc.	188,489	63,807,296
		209,463,966
TOTAL COMMON STOCKS (Cost $11,410,220,545)		10,459,516,037

See accompanying notes to schedule of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	11,010,847	$11,011,948
State Street Navigator Securities Lending Portfolio II (e) (f)	11,926,752	11,926,752
TOTAL SHORT-TERM INVESTMENTS (Cost $22,938,683)		22,938,700
TOTAL INVESTMENTS — 100.0% (Cost $11,433,159,228)		10,482,454,737
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		2,762,122
NET ASSETS — 100.0%		$10,485,216,859

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,459,516,037	$—	$—	$10,459,516,037
Short-Term Investments	22,938,700	—	—	22,938,700
TOTAL INVESTMENTS	$10,482,454,737	$—	$—	$10,482,454,737
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,868,611	$6,869,298	$94,325,753	$90,182,618	$(485)	$—	11,010,847	$11,011,948	$71,084
State Street Navigator Securities Lending Portfolio II	57,921,882	57,921,882	184,949,404	230,944,534	—	—	11,926,752	11,926,752	51,644
Total		$64,791,180	$279,275,157	$321,127,152	$(485)	$—		$22,938,700	$122,728
See accompanying notes to schedule of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CHEMICALS — 71.4%
Air Products & Chemicals, Inc.	1,149,895	$270,213,826
Albemarle Corp. (a)	557,646	40,730,464
Celanese Corp.	635,606	78,255,811
CF Industries Holdings, Inc.	1,143,416	54,586,680
Corteva, Inc.	3,935,732	116,340,238
Dow, Inc.	3,868,117	211,702,043
DuPont de Nemours, Inc.	3,864,461	248,098,396
Eastman Chemical Co.	715,073	56,676,686
Ecolab, Inc.	1,308,159	252,461,605
FMC Corp.	681,658	68,043,102
International Flavors & Fragrances, Inc. (a)	561,520	72,447,310
Linde PLC	2,802,219	596,592,425
LyondellBasell Industries NV Class A	1,350,069	127,554,519
Mosaic Co.	1,838,683	39,789,100
PPG Industries, Inc.	1,243,548	166,001,223
Sherwin-Williams Co.	428,580	250,093,573
		2,649,587,001
CONSTRUCTION MATERIALS — 5.2%
Martin Marietta Materials, Inc.	328,720	91,923,261
Vulcan Materials Co.	696,002	100,217,328
		192,140,589
CONTAINERS & PACKAGING — 13.5%
Amcor PLC	8,520,021	92,357,028
Avery Dennison Corp.	439,134	57,447,510
Ball Corp.	1,720,281	111,250,572
International Paper Co.	2,062,106	94,959,981
Packaging Corp. of America	497,777	55,746,046
Sealed Air Corp.	812,539	32,363,428
Westrock Co.	1,356,267	58,197,417
		502,321,982
Security Description	Shares	Value
METALS & MINING — 9.8%
Freeport-McMoRan, Inc.	7,630,189	$100,108,080
Newmont Goldcorp Corp.	3,952,312	171,727,956
Nucor Corp.	1,594,556	89,741,612
		361,577,648
TOTAL COMMON STOCKS (Cost $4,013,945,475)		3,705,627,220
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b) (c)	1,083,473	1,083,582
State Street Navigator Securities Lending Portfolio II (d) (e)	47,344,717	47,344,717
TOTAL SHORT-TERM INVESTMENTS (Cost $48,428,299)		48,428,299
TOTAL INVESTMENTS — 101.2% (Cost $4,062,373,774)		3,754,055,519
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(43,654,508)
NET ASSETS — 100.0%		$3,710,401,011
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,705,627,220	$—	$—	$3,705,627,220
Short-Term Investments	48,428,299	—	—	48,428,299
TOTAL INVESTMENTS	$3,754,055,519	$—	$—	$3,754,055,519
See accompanying notes to schedule of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,045,819	$1,045,923	$29,203,277	$29,165,728	$110	$—	1,083,473	$1,083,582	$20,262
State Street Navigator Securities Lending Portfolio II	72,906,398	72,906,398	58,800,559	84,362,240	—	—	47,344,717	47,344,717	69,521
Total		$73,952,321	$88,003,836	$113,527,968	$110	$—		$48,428,299	$89,783
See accompanying notes to schedule of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.0%
Alexandria Real Estate Equities, Inc. REIT	528,279	$85,359,321
American Tower Corp. REIT	2,032,141	467,026,645
Apartment Investment & Management Co. Class A REIT	683,123	35,283,303
AvalonBay Communities, Inc. REIT	640,725	134,360,032
Boston Properties, Inc. REIT	659,753	90,953,549
Crown Castle International Corp. REIT	1,907,510	271,152,546
Digital Realty Trust, Inc. REIT (a)	957,616	114,664,940
Duke Realty Corp. REIT	1,683,827	58,378,282
Equinix, Inc. REIT	391,228	228,359,783
Equity Residential REIT	1,601,490	129,592,571
Essex Property Trust, Inc. REIT	303,176	91,213,531
Extra Space Storage, Inc. REIT	593,308	62,665,191
Federal Realty Investment Trust REIT	322,269	41,485,688
Healthpeak Properties, Inc. REIT	2,270,752	78,272,821
Host Hotels & Resorts, Inc. REIT	3,285,434	60,944,801
Iron Mountain, Inc. REIT (a)	1,316,810	41,966,735
Kimco Realty Corp. REIT	1,937,201	40,119,433
Mid-America Apartment Communities, Inc. REIT	523,245	68,995,086
Prologis, Inc. REIT	2,898,453	258,368,100
Public Storage REIT	689,174	146,766,495
Realty Income Corp. REIT	1,495,280	110,097,466
Regency Centers Corp. REIT	768,336	48,474,318
SBA Communications Corp. REIT	516,659	124,509,652
Simon Property Group, Inc. REIT	1,407,877	209,717,358
SL Green Realty Corp. REIT	377,370	34,672,756
UDR, Inc. REIT	1,342,738	62,705,865
Ventas, Inc. REIT	1,710,079	98,739,961
Vornado Realty Trust REIT	726,367	48,303,406
Welltower, Inc. REIT	1,861,588	152,240,667
Security Description	Shares	Value
Weyerhaeuser Co. REIT	3,418,686	$103,244,317
		3,498,634,619
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
CBRE Group, Inc. Class A (b)	1,538,354	94,285,717
TOTAL COMMON STOCKS (Cost $3,597,967,060)		3,592,920,336
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	390,328	390,367
State Street Navigator Securities Lending Portfolio II (e) (f)	48,686,400	48,686,400
TOTAL SHORT-TERM INVESTMENTS (Cost $49,076,767)		49,076,767
TOTAL INVESTMENTS — 101.0% (Cost $3,647,043,827)		3,641,997,103
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(36,514,502)
NET ASSETS — 100.0%		$3,605,482,601
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,592,920,336	$—	$—	$3,592,920,336
Short-Term Investments	49,076,767	—	—	49,076,767
TOTAL INVESTMENTS	$3,641,997,103	$—	$—	$3,641,997,103
See accompanying notes to schedule of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,560,491	$7,561,247	$49,534,753	$56,705,811	$326	$(148)	390,328	$390,367	$11,156
State Street Navigator Securities Lending Portfolio II	16,954,517	16,954,517	138,961,218	107,229,335	—	—	48,686,400	48,686,400	26,545
Total		$24,515,764	$188,495,971	$163,935,146	$326	$(148)		$49,076,767	$37,701
See accompanying notes to schedule of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 4.2%
Arista Networks, Inc. (a)	231,660	$47,119,644
Cisco Systems, Inc.	18,117,945	868,936,642
F5 Networks, Inc. (a)	258,600	36,113,490
Juniper Networks, Inc.	1,429,482	35,208,142
Motorola Solutions, Inc.	731,839	117,928,536
		1,105,306,454
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Amphenol Corp. Class A	1,266,263	137,047,644
CDW Corp.	613,607	87,647,624
Corning, Inc.	3,284,708	95,617,850
FLIR Systems, Inc.	576,077	29,996,329
IPG Photonics Corp. (a) (b)	152,665	22,124,212
Keysight Technologies, Inc. (a)	801,150	82,222,025
TE Connectivity, Ltd.	1,428,473	136,904,852
Zebra Technologies Corp. Class A (a)	230,280	58,822,723
		650,383,259
IT SERVICES — 23.2%
Accenture PLC Class A	2,712,218	571,111,744
Akamai Technologies, Inc. (a)	690,153	59,615,416
Alliance Data Systems Corp.	176,026	19,750,117
Automatic Data Processing, Inc.	1,847,983	315,081,101
Broadridge Financial Solutions, Inc.	489,638	60,489,879
Cognizant Technology Solutions Corp. Class A	2,338,606	145,040,344
DXC Technology Co.	1,093,277	41,096,282
Fidelity National Information Services, Inc.	2,624,789	365,081,902
Fiserv, Inc. (a)	2,439,082	282,031,052
FleetCor Technologies, Inc. (a)	370,565	106,618,962
Gartner, Inc. (a) (b)	382,061	58,875,600
Global Payments, Inc.	1,283,608	234,335,476
International Business Machines Corp.	3,782,377	506,989,813
Jack Henry & Associates, Inc.	328,626	47,870,949
Leidos Holdings, Inc.	568,304	55,631,279
Mastercard, Inc. Class A	3,792,018	1,132,258,655
Paychex, Inc.	1,360,480	115,722,429
PayPal Holdings, Inc. (a)	5,014,854	542,456,757
VeriSign, Inc. (a)	441,218	85,013,884
Visa, Inc. Class A (b)	7,310,944	1,373,726,378
Western Union Co. (b)	1,790,602	47,952,322
		6,166,750,341
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.2%
Advanced Micro Devices, Inc. (a)	4,756,090	218,114,287
Analog Devices, Inc.	1,572,956	186,930,091
Applied Materials, Inc.	3,945,241	240,817,511
Broadcom, Inc.	1,694,136	535,380,859
Intel Corp.	18,578,158	1,111,902,756
Security Description	Shares	Value
KLA Corp.	673,970	$120,081,235
Lam Research Corp.	619,574	181,163,438
Maxim Integrated Products, Inc.	1,155,705	71,087,415
Microchip Technology, Inc. (b)	1,020,709	106,888,646
Micron Technology, Inc. (a)	4,728,060	254,275,067
NVIDIA Corp.	2,613,694	615,002,198
Qorvo, Inc. (a)	496,159	57,668,561
QUALCOMM, Inc.	4,876,630	430,265,065
Skyworks Solutions, Inc.	727,669	87,960,629
Texas Instruments, Inc.	3,992,335	512,176,657
Xilinx, Inc.	1,074,037	105,008,597
		4,834,723,012
SOFTWARE — 30.4%
Adobe, Inc. (a)	2,067,503	681,883,164
ANSYS, Inc. (a)	365,445	94,069,197
Autodesk, Inc. (a)	939,776	172,411,305
Cadence Design Systems, Inc. (a)	1,198,323	83,115,683
Citrix Systems, Inc.	522,715	57,969,094
Fortinet, Inc. (a)	606,319	64,730,616
Intuit, Inc.	1,111,664	291,178,152
Microsoft Corp.	32,581,474	5,138,098,450
NortonLifeLock, Inc.	2,445,024	62,397,013
Oracle Corp.	9,252,597	490,202,589
salesforce.com, Inc. (a)	3,788,210	616,114,474
ServiceNow, Inc. (a)	805,086	227,291,880
Synopsys, Inc. (a)	642,049	89,373,221
		8,068,834,838
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.4%
Apple, Inc.	17,837,880	5,238,093,462
Hewlett Packard Enterprise Co.	5,526,451	87,649,513
HP, Inc.	6,329,029	130,061,546
NetApp, Inc.	974,731	60,677,005
Seagate Technology PLC (b)	987,417	58,751,311
Western Digital Corp.	1,272,731	80,780,237
Xerox Holdings Corp.	798,266	29,432,067
		5,685,445,141
TOTAL COMMON STOCKS (Cost $22,671,351,209)		26,511,443,045
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	51,499,866	51,505,016
State Street Navigator Securities Lending Portfolio II (e) (f)	61,404,475	61,404,475
TOTAL SHORT-TERM INVESTMENTS (Cost $112,908,887)		112,909,491
TOTAL INVESTMENTS — 100.2% (Cost $22,784,260,096)		26,624,352,536
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(54,563,168)
NET ASSETS — 100.0%		$26,569,789,368

See accompanying notes to schedule of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,511,443,045	$—	$—	$26,511,443,045
Short-Term Investments	112,909,491	—	—	112,909,491
TOTAL INVESTMENTS	$26,624,352,536	$—	$—	$26,624,352,536
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,116,854	$44,121,266	$150,576,295	$143,192,947	$(66)	$468	51,499,866	$51,505,016	$192,167
State Street Navigator Securities Lending Portfolio II	130,802,180	130,802,180	243,422,764	312,820,469	—	—	61,404,475	61,404,475	179,856
Total		$174,923,446	$393,999,059	$456,013,416	$(66)	$468		$112,909,491	$372,023
See accompanying notes to schedule of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 61.3%
Alliant Energy Corp.	2,956,718	$161,791,609
American Electric Power Co., Inc.	6,033,639	570,239,222
Duke Energy Corp. (a)	8,905,158	812,239,461
Edison International	4,406,851	332,320,634
Entergy Corp.	2,447,002	293,150,840
Evergy, Inc.	2,803,552	182,483,200
Eversource Energy	3,982,478	338,789,403
Exelon Corp.	11,874,309	541,349,747
FirstEnergy Corp.	6,645,555	322,973,973
NextEra Energy, Inc.	5,970,392	1,445,790,127
Pinnacle West Capital Corp.	1,381,988	124,282,181
PPL Corp.	8,888,541	318,920,851
Southern Co.	12,810,216	816,010,759
Xcel Energy, Inc.	6,450,681	409,553,737
		6,669,895,744
GAS UTILITIES — 1.5%
Atmos Energy Corp.	1,468,180	164,230,615
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.6%
AES Corp.	8,166,877	162,520,852
NRG Energy, Inc.	3,094,968	123,024,978
		285,545,830
MULTI-UTILITIES — 31.9%
Ameren Corp.	3,025,119	232,329,139
CenterPoint Energy, Inc.	6,178,361	168,483,904
CMS Energy Corp.	3,491,686	219,417,548
Consolidated Edison, Inc.	4,087,650	369,809,696
Dominion Energy, Inc.	10,054,125	832,682,633
DTE Energy Co.	2,363,131	306,899,823
NiSource, Inc.	4,594,647	127,914,972
Public Service Enterprise Group, Inc.	6,221,159	367,359,439
Security Description	Shares	Value
Sempra Energy	3,197,026	$484,285,499
WEC Energy Group, Inc.	3,880,301	357,880,161
		3,467,062,814
WATER UTILITIES — 2.5%
American Water Works Co., Inc.	2,223,286	273,130,685
TOTAL COMMON STOCKS (Cost $10,723,818,851)		10,859,865,688
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b) (c)	13,127,399	13,128,712
State Street Navigator Securities Lending Portfolio II (d) (e)	42,624,283	42,624,283
TOTAL SHORT-TERM INVESTMENTS (Cost $55,752,304)		55,752,995
TOTAL INVESTMENTS — 100.3% (Cost $10,779,571,155)		10,915,618,683
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(27,400,604)
NET ASSETS — 100.0%		$10,888,218,079
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,859,865,688	$—	$—	$10,859,865,688
Short-Term Investments	55,752,995	—	—	55,752,995
TOTAL INVESTMENTS	$10,915,618,683	$—	$—	$10,915,618,683
See accompanying notes to schedule of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,627,998	$8,628,861	$139,346,426	$134,846,996	$(269)	$690	13,127,399	$13,128,712	$86,659
State Street Navigator Securities Lending Portfolio II	—	—	472,632,547	430,008,264	—	—	42,624,283	42,624,283	86,256
Total		$8,628,861	$611,978,973	$564,855,260	$(269)	$690		$55,752,995	$172,915
See accompanying notes to schedule of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.